employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
employee future benefits
Undrawn letters of credit that secure obligations	$ 108	$ 173
Estimated contributions to defined benefit plans in 2021	$ 51